Summary of Significant Accounting Policies - Summary Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Office Furniture and Fixture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	50 years